Long-Term Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Letters of credit and guarantees outstanding	$ 468,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	4,959,000,000
Undrawn borrowing facilities	4,737,000,000
Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	6,650,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	100,000,000		£ 5,000,000			£ 15,000,000
Non-revolving term credit facility maturing February 2021
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	750,000,000
Revolving syndicated credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 3,250,000,000
Credit facility annual amortization rate	5.00%
Non-revolving term credit facility maturing february 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 2,650,000,000
Revolving syndicated credit facility maturing June 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Repayments of lines of credit	1,800,000,000
Non-revolving term credit facility maturing October 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,200,000,000
Revolving syndicated credit facility maturing June 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	330,000,000
Revolving syndicated credit facility maturing June 2021 to June 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,095,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 2,500,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%		2.50%			2.60%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%		4.00%			3.90%
2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%		2.60%			2.60%
Repayments of borrowings	$ 500,000,000
3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%		3.05%			3.05%
Repayments of borrowings	$ 500,000,000
Medium-Term Borrowings Expiring August 2019
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings					$ 3,000,000,000
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings				$ 3,000,000,000
1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						1.75%
Repayments of borrowings		$ 600,000,000
5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.90%
Repayments of borrowings		$ 400,000,000